(LOSS) EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2020
Earnings per share [abstract]
Disclosure of earnings per share [Table Text Block]
	2020	2019
Net (loss) income available to common shareholders for basic and diluted (loss) earnings per share	$(5,357)	$11,889
Weighted average number of common shares outstanding - basic	13,222,707	13,665,593
Effect of dilutive securities	—	146,473
Weighted average number of common shares outstanding - diluted	13,222,707	13,812,066
(Loss) Earnings per share - reported
Basic	$(0.41)	$0.87
Diluted	$(0.41)	$0.86